LEGAL PROCEEDINGS	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies [Text Block]
NOTE 30	-	LEGAL PROCEEDINGS

In the ordinary course of business, we may be subject to litigation from time to time. Except as discussed below, there is no current, pending or, to our knowledge, threatened litigation or administrative action to which we are a party or of which our property is the subject (including litigation or actions involving our officers, directors, affiliates, or other key personnel, or holders of record or beneficially of more than 5% of any class of our voting securities, or any associate of such party) which in our opinion has, or is expected to have, a material adverse effect upon our business, prospects, financial condition or operations.

Arbitration with Precision Dose Inc.
On May 9, 2014, Precision Dose Inc, the parent company of TAGI Pharmaceuticals, Inc., commenced an arbitration against the Company alleging that the Company failed to properly supply, price and satisfy gross profit minimums regarding Phentermine 37.5mg tablets, as required by the parties' agreements. Elite denied Precision Dose's allegations and has counterclaimed that Precision Dose is no longer entitled to exclusivity rights with respect to Phentermine 37.5mg tablets, and is responsible for certain costs, expenses, price increases and lost profits relating to Phentermine 37.5mg tablets and the parties' agreements. The parties have reached agreement in settlement of these issues, with Precision Dose agreeing to pay certain amounts to the Company in exchange for Elite agreeing to restore exclusivity rights with respect to Phentermine 37.5mg tablets, subject to certain defined conditions. Both parties have been complying with the agreed settlement terms and the Company has notified the Arbitrator of this settlement, requesting the issuance of proceeding termination documents.

Generally Accepted Accounting Principles require that a contingency loss may only be recognized if the event is (i) probable and (ii) the amount of the loss can be reasonably estimated. There were no liabilities meeting this criteria at March 31, 2016.